ADDITIONAL FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Dec. 31, 2017
ADDITIONAL FINANCIAL INFORMATION OF THE COMPANY [Abstract]
ADDITIONAL FINANCIAL INFORMATION OF THE COMPANY
33.	ADDITIONAL FINANCIAL INFORMATION OF THE parent Company

Condensed Balance Sheets

In millions of $	Note	As of December 31, 2016	As of December 31, 2017

Assets
Current assets:
Cash and cash equivalents		2.5	7.0
Other current assets		1.8	1.6
Amount due from subsidiaries	b	314.6	448.1

Total current assets		318.9	456.7

Non-current assets:
Intangible assets		0.3	0.3
Investments in subsidiaries	a	629.9	598.5
Other long-term assets		0.2	-

Total non-current assets		630.4	598.8

Total assets		949.3	1,055.5

Liabilities and Shareholders’ Equity
Current liabilities:
Accrued expenses and other payables		3.4	2.2
Amount due to subsidiaries	b	230.7	277.1
Long term borrowing - current portion	c	87.0	119.8
Total current liabilities		321.1	399.1

Non-current liabilities:
Long-term borrowings	c	120.0	86.9
Notes payable		100.0	99.5
Total non-current liabilities		220.0	186.4

Total liabilities		541.1	585.5

Redeemable ordinary shares (par value $0.0001 per share; 20,062,348 and nil issued and outstanding at December 31, 2016 and December 31, 2017, respectively)		-	-

Shareholders’ equity
Ordinary shares (par value $0.0001 per share; 7,000,000,000 shares authorized; 4,161,175,592 and 4,162,556,067 shares issued and outstanding at December 31, 2016 and December 31, 2017, respectively)		0.4	0.4
Additional paid-in capital		431.7	432.2
Accumulated earnings deficit		107.3	65.7
Accumulated other comprehensive loss		(131.2)	(28.3)
Total shareholders’ equity		408.2	470.0

Total liabilities, redeemable ordinary shares and shareholders’ equity		949.3	1,055.5

Condensed Statements of Comprehensive Income

In millions of $	For the year ended December 31, 2016	For the year ended December 31, 2017

Net revenues	-	-
Cost of revenues	0.2	0.1

Gross loss	(0.2)	(0.1)

Operating expenses	2.2	0.8

Operating loss	(2.4)	(0.9)

Share of income (loss) from subsidiaries	140.3	(34.4)
Interest expenses - net	(4.3)	(3.9)
Other income - net	2.1	0.2
Exchange loss	(7.8)	(2.6)

Income (loss) before income taxes	127.9	(41.6)

Income tax expenses	0.4	-

Net income (loss)	127.5	(41.6)

Other comprehensive income (loss), net of tax
Share of other comprehensive income (loss) from subsidiaries	(60.1)	102.9

Comprehensive income	67.4	61.3

Condensed Statements of Cash Flows

In millions of $	For the year ended December 31, 2016	For the year ended December 31, 2017

Net cash used in operating activities	(7.9)	(0.5)

Net cash provided by (used in) investing activities	69.2	(33.5)

Net cash provided by (used in) financing activities	(59.5)	38.5

Net increase in cash and cash equivalents	1.8	4.5

Cash and cash equivalents at the beginning of year	0.7	2.5

Cash and cash equivalents at the end of year	2.5	7.0

Notes to the Condensed Financial Statements of the Group

(a) Basis of presentation

In the Company’s stand-alone condensed financial statements, the Company’s investment in subsidiaries is stated at cost plus equity in undistributed earnings of subsidiaries since inception or acquisition. The Company’s stand-alone condensed financial statements should be read in conjunction with the Company’s consolidated financial statements.

The Company records its investment in its subsidiaries under the equity method of accounting as prescribed in ASC 323-10, Investments-Equity Method and Joint Ventures. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries”. The Company’s share of the subsidiaries’ profit (loss) and other comprehensive income (loss) are presented as “share of profit (loss) from subsidiaries” and “share of other comprehensive income (loss) loss from subsidiaries”, respectively, on the condensed statements of comprehensive income. Under the equity method of accounting, the Company adjusts the carrying amount of the investment for its share of the subsidiary's cumulative losses until the investment balance reaches zero, unless it is contractually obligated to continue to pick up the subsidiary's losses.

The subsidiaries did not pay any dividends to the Company for the periods presented.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with US GAAP have been condensed or omitted.

(b) Related party transactions and balance

As of December 31, 2017, all balances with related parties are unsecured, non-interesting bearing and repayable on demand.

(c) Commitments

The Group did not have any significant commitments or long-term obligations, other than the long-term borrowing, as of December 31, 2017.